Contingencies (Details) ₪ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)
Other legal matters excluding claims in ordinary course of business
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 10
Alleged breaches of competition laws
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		₪ 403	$ 115
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 8